CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 11,151,900	$ 1,317
Accounts receivable, net	3,748,398
Inventories, net	94,409
Prepaid expenses and other current assets	25,281,434	$ 227,110
Amounts due from related parties	$ 806,423
Current assets of discontinued operations		$ 10,077,125
Total current assets	$ 41,082,564	$ 10,305,552
Property and equipment, net	478,075
Acquired intangible assets, net	50,562,945
Goodwill	$ 250,650,500
Non-current assets of discontinued operations		$ 10,037,787
Total assets	$ 342,774,084	$ 20,343,339
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIE without recourse to Wowo Limited of nil and $3,818,023 as of December 31, 2014 and 2015, respectively)	3,831,218
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to Wowo Limited of nil and $19,134,673 as of December 31, 2014 and 2015, respectively)	19,970,456
Advance from customers (including advance from customers of consolidated VIE entities without recourse to Wowo Limited of nil and $828,437 as of December 31, 2014 and 2015, respectively)	828,437
Amounts due to related parties (including amounts due to related parties of the consolidated VIE without recourse to Wowo Limited of nil and $319,767 as of December 31, 2014 and 2015, respectively)	$ 319,767
Current liabilities of discontinued operations		$ 67,500,288
Total current liabilities	$ 24,949,878	67,500,288
Non-current liabilities:
Amounts due to related parties (including amounts due to related parties of the consolidated VIE without recourse to Wowo Limited of nil and nil as of December 31, 2014 and 2015, respectively)		$ 61,965,277
Other non-current liabilities (including other non-current liabilities of the consolidated VIE without recourse to Wowo Limited of nil and nil as of December 31, 2014 and 2015, respectively)	$ 502,180
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIE without recourse to Wowo Limited of nil and nil as of December 31, 2014 and 2015, respectively)	12,640,736
Total liabilities	$ 38,092,794	$ 129,465,565
Commitments and contingency (Note 18)
Mezzanine equity:
Total mezzanine equity		$ 124,653,928
Deficit:
Ordinary shares ($0.00001 par value; 1,827,462,652 shares authorized, 303,886,640 and 1,476,208,670 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	$ 14,447	$ 3,039
Additional paid-in capital	630,469,782
Accumulated deficit	(326,711,132)	$ (233,140,944)
Accumulated other comprehensive (loss)/income	908,193	(681,493)
Total Wowo Limited shareholders' (deficit)/equity	$ 304,681,290	(233,819,398)
Non controlling interests of discontinued operations		43,244
Total (deficit)/equity	$ 304,681,290	(233,776,154)
Total liabilities, Mezzanine Equity and deficit/equity	$ 342,774,084	20,343,339
Series A-1 Preferred Shares [Member]
Mezzanine equity:
Total mezzanine equity		6,756,046
Series A-2 Preferred Shares [Member]
Mezzanine equity:
Total mezzanine equity		99,356,343
Series B Preferred Shares [Member]
Mezzanine equity:
Total mezzanine equity		$ 18,541,539